Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1)(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for NEOs other than PEO(2)	Average Compensation Actually Paid to NEOs other than PEO	Value of initial fixed $100 investment based on:		Net Income (in thousands)	Diluted Earnings Per Share
					Total Shareholder Return (“TSR”)	Peer Group TSR(4)
2022	$3,527,390	$3,047,526	$2,063,465	$1,847,105	$115.35	$104.16	$166,068	$2.95
2021	3,190,763	3,483,712	1,942,720	2,086,277	113.42	128.06	175,892	3.12
2020	2,831,065	2,635,989	1,342,327	1,339,723	98.38	89.66	83,651	1.48
	(Mr. Waycaster)	(Mr. Waycaster)
	2,446,155	2,066,855
	(Mr. McGraw)	(Mr. McGraw)

Named Executive Officers, Footnote [Text Block]			For 2022 and 2021, C. Mitchell Waycaster, our chief executive officer, was our PEO. In 2020, E. Robinson McGraw retired as chief executive officer in May 2020, succeeded by Mr. Waycaster; prior to his retirement, Mr. McGraw was our PEO.(2)For 2022 and 2021, our named executive officers other than our PEO were James C. Mabry IV, E. Robinson McGraw, Kevin D. Chapman and Curtis J. Perry. As discussed in note 1 above, in 2020 Mr. McGraw was our chief executive officer, and PEO, until May 2020. As required by SEC rules, we had an additional named executive officer in 2020, who was J. Scott Cochran.
Peer Group Issuers, Footnote [Text Block]			We use the S&P U.S. BMI Banks - Southeast Region Index as the peer group in the table, which is the same peer group that we use for purposes of the stock performance graph contained in our Annual Report on Form 10-K for the year ended December 31, 2022. The S&P U.S. BMI-Banks - Southeast Region Index, is a peer group of 54 regional bank holding companies, whose common stock is traded either on the New York Stock Exchange, NYSE Amex or NASDAQ, and which are headquartered in Alabama, Arkansas, Florida, Georgia, Mississippi, North Carolina, South Carolina, Tennessee, Virginia and West Virginia.
PEO Total Compensation Amount			$ 3,527,390	$ 3,190,763
PEO Actually Paid Compensation Amount			$ 3,047,526	3,483,712
Adjustment To PEO Compensation, Footnote [Text Block]	“Compensation actually paid” reflects the amounts set forth in the “Summary Compensation Table Total for Principal Executive Officer” and “Average Summary Compensation Table Total for NEOs other than PEO” columns of the table above, each adjusted in accordance with SEC rules. Amounts added and deducted, on an item-by-item basis, to calculate the compensation actually paid for each fiscal year are included in the table below.

	2022 (Waycaster)	2021 (Waycaster)	2020 (Waycaster)	2020 (McGraw)
SCT Total Compensation	$3,527,390	$3,190,763	$2,831,065	$2,446,155
Less: Stock Award Values Reported in SCT for the Covered Year	(1,186,635)	(1,113,326)	(1,062,600)	(916,847)
Plus: Fair Value for Stock Awards Granted in the Covered Year	1,164,763	1,254,475	1,010,400	871,807
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	(17,300)	178,336	(53,992)	(18,427)
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	(5,400)	50,237	(13,050)	(15,660)
Less: Fair Value of Stock Awards Forfeited during the Covered Year	(435,292)	(76,773)	(24,250)	(29,099)
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—	(51,584)	(271,074)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—	—
Compensation Actually Paid	$3,047,526	$3,483,712	$2,635,989	$2,066,855

Non-PEO NEO Average Total Compensation Amount			$ 2,063,465	1,942,720	$ 1,342,327
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,847,105	2,086,277	1,339,723
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	“Compensation actually paid” reflects the amounts set forth in the “Summary Compensation Table Total for Principal Executive Officer” and “Average Summary Compensation Table Total for NEOs other than PEO” columns of the table above, each adjusted in accordance with SEC rules. Amounts added and deducted, on an item-by-item basis, to calculate the compensation actually paid for each fiscal year are included in the table below.

	2022 (Non-PEO NEOs)	2021 (Non-PEO NEOs)	2020 (Non-PEO NEOs)
SCT Total Compensation	$2,063,465	$1,942,720	$1,342,327
Less: Stock Award Values Reported in SCT for the Covered Year	(658,486)	(646,352)	(541,701)
Plus: Fair Value for Stock Awards Granted in the Covered Year	748,477	750,699	642,035
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	(9,615)	86,005	(30,364)
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	(24,189)	38,249	(57,226)
Less: Fair Value of Stock Awards Forfeited during the Covered Year	(272,547)	(61,765)	(15,348)
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	(23,279)	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—
Compensation Actually Paid	$1,847,105	$2,086,277	$1,339,723

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

•Diluted earnings per share	•Efficiency ratio
•Return on tangible common equity (non-GAAP)	•Return on average assets (PPNR) (non-GAAP)
•Total shareholder return

Total Shareholder Return Amount			$ 115.35	113.42	98.38
Peer Group Total Shareholder Return Amount			104.16	128.06	89.66
Net Income (Loss)			$ 166,068,000	$ 175,892,000	$ 83,651,000
Company Selected Measure Amount | $ / shares			2.95	3.12	1.48
PEO Name	E. Robinson McGraw	C. Mitchell Waycaster	C. Mitchell Waycaster	C. Mitchell Waycaster
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			•Diluted earnings per share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			•Return on tangible common equity (non-GAAP)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			•Total shareholder return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			•Efficiency ratio
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			•Return on average assets (PPNR) (non-GAAP)
Waycaster [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 3,527,390	$ 3,190,763	$ 2,831,065
PEO Actually Paid Compensation Amount			3,047,526	3,483,712	2,635,989
McGraw [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					2,446,155
PEO Actually Paid Compensation Amount					2,066,855
PEO [Member] | Waycaster [Member] | Equity Awards Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,186,635)	(1,113,326)	(1,062,600)
PEO [Member] | Waycaster [Member] | Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,164,763	1,254,475	1,010,400
PEO [Member] | Waycaster [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(17,300)	178,336	(53,992)
PEO [Member] | Waycaster [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,400)	50,237	(13,050)
PEO [Member] | Waycaster [Member] | Equity Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(435,292)	(76,773)	(24,250)
PEO [Member] | Waycaster [Member] | Adjustment, Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(51,584)
PEO [Member] | Waycaster [Member] | Adjustment, Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | McGraw [Member] | Equity Awards Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(916,847)
PEO [Member] | McGraw [Member] | Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					871,807
PEO [Member] | McGraw [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(18,427)
PEO [Member] | McGraw [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(15,660)
PEO [Member] | McGraw [Member] | Equity Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(29,099)
PEO [Member] | McGraw [Member] | Adjustment, Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(271,074)
PEO [Member] | McGraw [Member] | Adjustment, Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Non-PEO NEO [Member] | Equity Awards Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(658,486)	(646,352)	(541,701)
Non-PEO NEO [Member] | Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			748,477	750,699	642,035
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(9,615)	86,005	(30,364)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(24,189)	38,249	(57,226)
Non-PEO NEO [Member] | Equity Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(272,547)	(61,765)	(15,348)
Non-PEO NEO [Member] | Adjustment, Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(23,279)	0
Non-PEO NEO [Member] | Adjustment, Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ 0